Leases (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Operating leases description			The Company has operating leases for its warehouse facility and for equipment under agreements that expire at various dates through 2023.		The Company has entered into operating leases for office and production facilities and equipment under agreements that expire at various dates through 2026.
Financing leases description			The Company also has property held under finance leases that expire at various dates through 2021.		The Company also has property held under finance leases that expire at various dates through 2021.
Operating lease liabilities	$ 46,000		$ 46,000		$ 3,300,000	$ 3,458,000	$ 3,458,000
Operating lease right-of-use assets	$ 44,000		$ 44,000		$ 2,101,000		$ 2,336,000
Operating leases weighted-average remaining lease term	2 years 1 month 6 days		2 years 1 month 6 days		6 years 3 months 19 days
Operating leases weighted-average discount rate lease	6.23%		6.23%		7.25%
Financing leases weighted-average remaining lease term	1 year 4 months 24 days		1 year 4 months 24 days		1 year 10 months 25 days
Financing leases weighted-average discount rate lease	5.52%		5.52%		5.51%
Financing lease cost	$ 10,000	$ 4,000	$ 10,000	$ 32,000	$ 48,000	191,000
Selling, General and Administrative Expenses [Member]
Operating lease expense	$ 131,000	$ 135,000	$ 264,000	$ 270,000	$ 542,000	$ 407,000